NOTES PAYABLE - Term Loan Due to Former Non-controlling Interest Holder (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 30, 2018	May 31, 2020	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Notes payable
Debt Instrument [Line Items]
Repayment of debt, principal				$ 22,240	$ 25,796
Debt discount				(571)		$ (425)
Balance outstanding, end of period				38,295
Term Loan Due to SPE Member | Notes payable
Debt Instrument [Line Items]
Fixed interest rate, annual					12.50%
Repayment of debt, principal					$ 4,800
Term Loan Due to Former Non-controlling Interest Holder
Debt Instrument [Line Items]
Payments to acquire non-controlling interest	$ 8,100
Term Loan Due to Former Non-controlling Interest Holder | Notes payable
Debt Instrument [Line Items]
Payments to acquire non-controlling interest			$ 8,100
Fixed interest rate, quarterly			4.50%
Fixed interest rate, annual	18.00%		18.00%
Prepayment of debt, principal and interest		$ 1,500
Debt discount		(200)
Balance outstanding, end of period		$ 1,000		$ 5,800	$ 7,200
Term Loan Due to Former Non-controlling Interest Holder | Shares reserved for warrants to purchase shares of common stock | Notes payable
Debt Instrument [Line Items]
Warrants issued		400,000